UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-07090



Name of Fund: The BlackRock California Insured Municipal 2008 Term Trust, Inc.

(BFC)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, The BlackRock California

Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro,

NJ, 08536. Mailing address:

P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 12/31



Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder

meeting held during the period ended June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



The BlackRock California Insured Municipal 2008 Term Trust, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

The BlackRock California Insured Municipal 2008 Term Trust, Inc.



Date: August 15, 2008